Schedule of Stock Warrant Activity (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding beginning	191,996,343	191,799,274	113,836,388
Weighted Average Exercise Price, Outstanding beginning	$ 0.05	$ 0.24	$ 0.07
Weighted Average Remaining Contractual Term Years, Outstanding	1 year 9 months 18 days	2 years 2 months 15 days	3 years 2 months 15 days	5 years
Aggregate Intrinsic Value, Outstanding beginning		$ 6,140,000	$ 4,215,000
Number of Warrants, Exercisable beginning	191,996,343	191,799,274	113,836,388
Weighted Average Exercise Price, Exercisable beginning	$ 0.05	$ 0.24	$ 0.07
Weighted Average Remaining Contractual Term Years, Exercisable	1 year 9 months 18 days	2 years 2 months 15 days	3 years 2 months 15 days
Aggregate Intrinsic Value, Exercisable beginning		$ 6,140,000	$ 4,215,000
Number of Warrants, Granted	6,000,000	2,068,869	80,181,068
Weighted Average Exercise Price, Granted	$ 0.10	$ 0.10
Number of Warrants, Exercised	(3,844,697)		1,818,182
Number of Warrants, Cancelled/Forfeited	(500,000)	(1,871,800)	(400,000)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.50	$ 0.16
Weighted Average Exercise Price, Exercised	$ 0.03
Number of Warrants, Outstanding ending	193,651,646	191,996,343	191,799,274	113,836,388
Weighted Average Exercise Price, Outstanding ending	$ 0.05	$ 0.05	$ 0.24	$ 0.07
Aggregate Intrinsic Value, Outstanding ending	$ 2,570,156		$ 6,140,000	$ 4,215,000
Number of Warrants, Exercisable ending	193,651,646	191,996,343	191,799,274	113,836,388
Weighted Average Exercise Price, Exercisable ending	$ 0.05	$ 0.05	$ 0.24	$ 0.07
Aggregate Intrinsic Value, Exercisable ending	$ 2,570,156		$ 6,140,000	$ 4,215,000
Weighted Average Remaining Contractual Term Years		2 years 2 months 15 days	3 years 2 months 15 days	5 years
Aggregate Intrinsic Value, Granted		$ 0.10	$ 0.03
Number of Warrants, Exercised	3,844,697		(1,818,182)
Aggregate Intrinsic Value, Exercised			$ 0.03
Aggregate Intrinsic Value, Cancelled/Forfeited		$ 0.16	$ 0.30